Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Unpaid principal balances of loans serviced	$ 1,000,000	$ 888,400
Mortgage loans transferred to held for investment	$ (14,017)	$ 0	$ 0